INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Oct. 02, 2017	Apr. 22, 2016
Disclosure of joint ventures [line items]
Net Income	CAD 891,000,000	CAD 466,000,000
Revenue	5,408,000,000	4,265,000,000
Cost of sales	3,971,000,000	3,193,000,000
General and administrative expense	236,000,000	195,000,000
Finance costs and other	185,000,000	153,000,000
Net Income	(28,000,000)	1,000,000
Current assets	1,022,000,000	676,000,000
Property, plant and equipment	13,546,000,000	11,331,000,000
Intangible asset	843,000,000	737,000,000
Goodwill	3,871,000,000	2,097,000,000
Other non-current assets	13,000,000	11,000,000
Current liabilities	1,142,000,000	778,000,000
Long-term debt	7,300,000,000	4,002,000,000
Other long-term liabilities	129,000,000	7,000,000
Joint ventures
Disclosure of joint ventures [line items]
Revenue	281,000,000	23,000,000
Cost of sales	(53,000,000)	(2,000,000)
General and administrative expense	(23,000,000)	(4,000,000)
Depreciation and amortization	(83,000,000)	(15,000,000)
Finance costs and other	(6,000,000)	(1,000,000)
Net Income	116,000,000	1,000,000
Current assets	363,000,000	2,000,000
Property, plant and equipment	7,287,000,000	67,000,000	CAD 3,059,000,000	CAD 22,000,000
Intangible asset	1,361,000,000	22,000,000
Goodwill			90,000,000	65,000,000
Other non-current assets	44,000,000
Current liabilities	455,000,000	5,000,000
Long-term debt	2,303,000,000	21,000,000	CAD 87,000,000	CAD 0
Other long-term liabilities	CAD 412,000,000	CAD 24,000,000
Alliance
Disclosure of joint ventures [line items]
Proportion of property, plant and equipment in equity accounted investees	39.00%
Proportion of intangible assets in equity accounted investees	53.00%
Ruby Pipeline
Disclosure of joint ventures [line items]
Proportion of property, plant and equipment in equity accounted investees	27.00%
Veresen Midstream
Disclosure of joint ventures [line items]
Proportion of property, plant and equipment in equity accounted investees	26.00%
Proportion of intangible assets in equity accounted investees	45.00%
Aux Sable
Disclosure of joint ventures [line items]
Proportion of property, plant and equipment in equity accounted investees	7.00%
Proportion of intangible assets in equity accounted investees	1.00%
Other
Disclosure of joint ventures [line items]
Proportion of property, plant and equipment in equity accounted investees	1.00%
Proportion of intangible assets in equity accounted investees	1.00%